Interim Condensed Consolidated Balance Sheets (Unaudited) $ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)		Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets:
Cash and cash equivalents	$ 3,547		$ 4,807	$ 5,089
Accounts receivable, net	3,673		4,978	4,775
Prepaid expenses and other current assets, net	1,973		2,672	2,366
Deferred financing costs	263		356	356
Inventory	9,517		12,898	14,073
Total current assets	18,973		25,711	26,659
Financial instruments	368		499	245
Property, plant and equipment, net	6,043		8,190	8,515
Deferred tax assets	102		138	74
Total non-current assets	6,513		8,827	8,834
TOTAL ASSETS	25,486		34,538	35,493
Current liabilities:
Bank loans - current	3,840		5,204	4,241
Lease payable - current	223		302	300
Accounts payable, accruals, and other current liabilities	1,246		1,689	2,085
Warranty liabilities	16		22	22
Income taxes payable	168		227	149
Contract liabilities	3,735		5,061	6,960
Total current liabilities	9,228		12,505	13,757
Liabilities, Current	9,228		12,505	13,757
Bank loans – non-current	2,674		3,624	3,740
Lease payable – non-current	832		1,127	1,283
Total non-current liabilities	3,506		4,751	5,023
TOTAL LIABILITIES	12,734		17,256	18,780
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$0.003 par value per share; 33,333,333 authorized as of December 31, 2023 and June 30, 2024; 5,006,666 shares issued and outstanding, respectively*	15	[1]	20	20
Additional paid-in capital	11,574		15,686	15,686
Treasury shares (9,952 acquired as of December 31, 2023)	(13)		(18)	(18)
Retained earnings	1,272		1,724	1,126
Accumulated other comprehensive losses	(96)		(130)	(101)
Total shareholders’ equity	12,752		17,282	16,713
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 25,486		$ 34,538	$ 35,493

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements